Financial liabilities - Royalty certificates (Details) € in Thousands, $ in Millions		3 Months Ended	6 Months Ended
	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	May 07, 2026 EUR (€)	May 04, 2026 USD ($)	May 04, 2026 EUR (€)
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 141,409	€ 40,222	€ 40,222
Purchase price of royalty certificates				€ 76,467	$ 90	€ 76,500
Royalty expense		43,205
Financial liabilities—non-current portion	30,790	137	137
Royalty certificates, equity consideration transferred				38,455
Royalty certificates, cash consideration transferred				38,233
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Deferred tax liabilities	5,848
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 102,001
Discount rate	7.50%
Financial liabilities—non-current portion	€ 30,237	€ 0	0	€ 33,483
Transaction costs			€ 1,002
Royalty certificates | At fair value | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 5,810
Percentage of reasonably possible decrease in unobservable input, liabilities	(0.05%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,810)
Royalty certificates | At fair value | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 2,830
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,590)
Royalty certificates | At fair value | Weighted average cost of capital, measurement input
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (4,940)
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 5,251